Offerings - Offering: 1	May 08, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	3,424,506
Proposed Maximum Offering Price per Unit | $ / shares	193.09
Maximum Aggregate Offering Price	$ 661,237,863.54
Fee Rate	0.01381%
Amount of Registration Fee	$ 91,316.95
Offering Note
(1)    Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of common stock that may be issued pursuant to anti-dilution and adjustment provisions of the Albemarle Corporation 2026 Incentive Plan (the “2026 Incentive Plan”), which was approved by the registrant’s shareholders at its Annual Meeting of Shareholders on May 5, 2026.
(2)     Calculated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee, which is based on the average of the high and low market prices of the shares of common stock as reported on the New York Stock Exchange on May 4, 2026.
(3)     Represents (i) 3,200,000 shares of common stock issuable under the 2026 Incentive Plan and (ii) 224,506 shares of common stock, representing an estimate of shares issuable pursuant to awards granted under the registrant’s 2017 Incentive Plan that are terminated by expiration, forfeiture, cancellation or otherwise without the issuance of such shares and, as a result, may become available for issuance under the 2026 Incentive Plan pursuant to the terms thereof.